UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS



OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF AUGUST 31, 2008
(UNAUDITED)

      SHARES                                                            VALUE
      ------                                                            -----

                 COMMON STOCKS                              91.3%
                 MAJOR GOLD PRODUCERS                       43.3%
     162,722     AngloGold Ashanti Ltd. ADR                         $  4,380,476
      75,000     Barrick Gold Corp.                                    2,604,750
      10,000     Freeport-McMoRan Copper & Gold, Inc.                    893,200
     270,000     Gold Fields Ltd. ADR                                  2,457,000
     666,250     Goldcorp, Inc.                                       22,605,863
     200,000     Harmony Gold Mining Co., Ltd. ADR                     1,742,000
     430,680     Kinross Gold Corp.                                    7,084,686
      32,200     Lihir Gold Ltd. ADR*                                    654,626
     107,333     Lihir Gold Ltd.*                                        220,914
     124,994     Newmont Mining Corp.                                  5,637,229
                                                                    ------------
                                                                      48,280,744
                                                                    ------------
                 INTERMEDIATE/MID-TIER GOLD PRODUCERS       26.7%
     161,860     Agnico-Eagle Mines Ltd.                               9,264,866
     430,000     Eldorado Gold Corp.*                                  3,409,900
     504,800     IAMGOLD Corp.                                         3,291,296
     500,000     OZ Minerals Ltd.                                        753,531
     140,000     Randgold Resources Ltd. ADR                           6,144,600
     634,750     Yamana Gold, Inc.                                     6,867,995
                                                                    ------------
                                                                      29,732,188
                                                                    ------------
                 JUNIOR GOLD PRODUCERS                       6.6%
     599,000     Alhambra Resources Ltd.*                                180,847
     250,000     Aurizon Mines Ltd.*                                     757,500
     400,000     Capstone Mining Corp.*                                1,173,696
     291,200     Claude Resources, Inc.*                                 173,088
     250,000     Great Basin Gold Ltd.*                                  635,000
      50,000     Jaguar Mining, Inc.*                                    342,013
     300,000     Red Back Mining, Inc.*                                1,938,862
     665,500     San Gold Corp.*                                       1,042,296
     283,333     Sino Gold Mining Ltd.*                                1,041,881
                                                                    ------------
                                                                       7,285,183
                                                                    ------------
                 EXPLORATION AND DEVELOPMENT COMPANIES       6.1%
     375,000     Amazon Mining Holding PLC*                               79,607
     187,500     Anatolia Minerals Development Ltd.*                     431,645
     500,000     Andean American Mining Corp.*                           174,545
      58,200     Aquiline Resources, Inc.*                               347,586
     400,000     Argentex Mining Corp.*                                  304,000
     250,000     Australian Solomons Gold Ltd.*                           69,582
     700,000     Brazauro Resources Corp.*                               303,802
     126,707     DOT Resources Ltd.*                                       4,184
     500,000     Evolving Gold Corp.*                                    193,414
     215,600     Geologix Explorations, Inc.*                            276,645
     100,000     Golden Predator Mines, Inc.*                            141,523
     800,000     Grayd Resource Corp.*                                   226,436
     100,000     Guyana Goldfields, Inc.*                                319,842
     500,000     Hana Mining Ltd.*                                       187,518
     100,000     Keegan Resources, Inc.*                                 215,000

                                      -2-

     300,000     MAG Silver Corp.*                                     2,255,873
     287,500     Majestic Gold Corp.*                                     16,275
     125,000     Mansfield Minerals, Inc.*                               107,321
     250,000     Maximus Ventures Ltd.*                                   82,555
     500,000     Mediterranean Resources Ltd.*                            35,381
     120,000     Pediment Exploration Ltd.*                              151,712
     200,000     Radius Gold, Inc.*                                       27,361
     300,000     Sabina Silver Corp.*                                    254,741
     273,500     Sinchao Metals Corp.*                                    47,738
     207,700     Sunridge Gold Corp.*                                     86,223
     500,000     TNR Gold Corp.*                                         101,425
     192,307     Volta Resources, Inc.*                                   59,875
     200,000     Western Goldfields, Inc.*                               336,000
                                                                    ------------
                                                                       6,837,809
                                                                    ------------
                 OTHER                                       3.4%
     206,812     Altius Minerals Corp.*                                1,285,868
     229,200     International Royalty Corp.                             724,427
      50,000     Royal Gold, Inc.                                      1,735,500
                                                                    ------------
                                                                       3,745,795
                                                                    ------------

                 PRIMARY SILVER PRODUCERS                    5.2%
     225,000     Fortuna Silver Mines, Inc.*                             263,232
     200,000     Hecla Mining Co.*                                     1,404,000
      48,075     Pan American Silver Corp.*                            1,277,834
     190,000     Silver Wheaton Corp.*                                 2,197,287
     359,997     Silverstone Resources Corp.*                            499,288
     700,000     US Silver Corp.*                                        191,528
                                                                    ------------
                                                                       5,833,169
                                                                    ------------
                 TOTAL COMMON STOCKS
                 (Cost $43,394,180)                                  101,714,888
                                                                    ------------

                 EXCHANGE-TRADED FUNDS                       5.8%
      90,000     iShares Silver Trust*                                 1,203,300
      65,000     SPDR Gold Trust*                                      5,311,150
                                                                    ------------

                 TOTAL EXCHANGE-TRADED FUNDS
                 (Cost $3,931,360)                                     6,514,450
                                                                    ------------


                 WARRANTS                                    0.4%
     187,500     Amazon Mining Holding PLC*+#
                       Exercise Price 1.55 CAD, Exp. 11/16/2009             --
     200,000     Argentex Mining Corp.*+#
                      Excercise Price $1.60, Exp. 9/19/2009                 --
      75,000     Central Sun Mining, Inc.*
                        Exercise Price 1.25 CAD, Exp. 11/26/2008             354
      89,000     Endeavour Mining Capital Corp.*
                        Exercise Price 5.50 CAD, Exp. 11/10/2008          50,382
     200,000     Golden Predator Mines, Inc.*+#
                      Excercise Price 3.35 CAD, Exp. 8/14/2011              --
     143,750     Majestic Gold Corp.*+#
                        Exercise Price 0.60 CAD, Exp. 5/3/2009              --
      35,000     Nevsun Resources*+#
                        Exercise Price 10.00 CAD, Exp. 12/18/2008           --
      60,000     Pediment Exploration Ltd.*+#
                        Exercise Price 3.75 CAD, Exp. 11/16/2009            --
     150,000     San Gold Corp.*+#
                        Exercise Price 2.00 CAD, Exp. 05/28/2009            --

                                      -3-

     250,000     Silver Wheaton Corp.*
                        Exercise Price 4.00 CAD, Exp. 8/5/2009           400,981
     100,000     Yukon-Nevada Gold Corp.*
                        Exercise Price 3.00 CAD, Exp. 6/20/2012
                                                                          36,324
                                                                    ------------

                 TOTAL WARRANTS
                 (Cost $0)                                               488,041
                                                                    ------------

                 SHORT-TERM INVESTMENT                       2.6%
   2,862,982     UMB Money Market Fiduciary, 0.88%                     2,862,982
                                                                    ------------

                 TOTAL SHORT-TERM INVESTMENT
                 (Cost $2,862,982)                                     2,862,982
                                                                    ------------


                 TOTAL INVESTMENTS                         100.1%
                 (Cost $50,188,522)                                  111,580,361

                 LIABILITIES LESS OTHER ASSETS             (0.1)%       (142,123)
                                                                    ------------
                 TOTAL NET ASSETS                          100.0%
                                                                    $111,438,238
                                                                    ============

ADR - American Depository Receipts.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

                        SUMMARY OF INVESTMENTS BY COUNTRY

                                                               PERCENT OF
COUNTRY                               MARKET VALUE       INVESTMENT SECURITIES
--------------------------------------------------------------------------------

Australia                             $  1,864,994               1.7%
Canada                                  74,570,126              66.8
Cayman Islands                              50,382               0.0
Jersey                                   6,144,600               5.5
New Guinea                                 875,540               0.8
South Africa                             8,579,476               7.7
United States (1)                       19,495,243              17.5
                                      ------------           -------

Total                                 $111,580,361             100.0%
                                      ============           =======



(1) Includes short-term securities.

See notes to Schedule of Investments.

NOTE 1. ORGANIZATION
     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.
     In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Fund adopted FAS 157 during fiscal 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

o   Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)
o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund's assets:


------------------------------------- ----------------------------------- -----------------------------------
Valuation Inputs                      Investment in Securities            Other Financial Instruments*
------------------------------------- ----------------------------------- -----------------------------------
Level 1 - Quoted Prices                          $111,580,361                             -
------------------------------------- ----------------------------------- -----------------------------------
Level 2 - Other Significant                           -                                   -
Observable Inputs
------------------------------------- ----------------------------------- -----------------------------------
Level 3 - Significant Unobservable                    -                                   -
Inputs
------------------------------------- ----------------------------------- -----------------------------------
Total                                            $111,580,361                             -
------------------------------------- ----------------------------------- -----------------------------------

* Other financial instruments include futures, forwards and swap contracts.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At August 31, 2008, the fiscal years 2005 through 2008 remain open to examination in the Fund's major tax jurisdictions.

NOTE 3. FEDERAL INCOME TAX INFORMATION
     At August 31, 2008, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

        Cost of investments ..................................  $50,426,090
                                                                ===========
        Unrealized appreciation ..............................  $67,319,916
        Unrealized depreciation ..............................  (6,165,645)
                                                                ----------
        Net unrealized appreciation on investments ...........  $61,154,271
                                                                ===========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ---------------------
          Gregory M. Orrell
          President

Date:  October 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ GREGORY M. ORRELL
    ----------------------
          Gregory M. Orrell
          President

Date:  October 21, 2008


By: /s/ JACKLYN ORRELL
    ------------------
          Jacklyn Orrell
          Treasurer

Date:    October 21, 2008